                    HARTFORD LEADERS (SERIES II, IIR AND III)
                    WELLS FARGO LEADERS (SERIES I, IR AND II)
                             SEPARATE ACCOUNT SEVEN
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-101933

   SUPPLEMENT DATED DECEMBER 12, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

              SUPPLEMENT DATED DECEMBER 12, 2005 TO YOUR PROSPECTUS

The following is added to the disclosure in Section 7 ("State Variations") of your prospectus:

     - WASHINGTON - If you elect The Hartford's Lifetime Income Builder, the Fixed Accumulation Feature is not available.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5338